GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥33,702	¥23,425	¥30,409	¥21,696
Patent rights	18,227	15,015	19,185	15,310
Customer relationships	26,959	6,078	25,726	9,053
Other	11,866	6,687	9,771	6,190

Total	¥90,754	¥51,205	¥85,091	¥52,249

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥10,042	¥9,317
Other	2	1

Total	¥10,044	¥9,318

Intangible assets acquired during the year ended March 31, 2011 are as follows:

Year ended March 31, 2011
(Yen in millions)
Intangible assets subject to amortization:
Software	¥2,996
Patent rights	3,682
Customer relationships	120
Other	299

Total	¥7,097

The weighted average amortization periods for software, patent rights and customer relationships which were acquired during the year ended March 31, 2011 are three years, three years and five years, respectively.

Total amortization of intangible assets during the years ended March 31, 2009, 2010 and 2011 amounted to ¥13,532 million, ¥11,888 million and ¥11,410 million, respectively.

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2010 and 2011 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2009
Goodwill	¥100	¥912	¥9,241	¥29,358	¥18,456	¥9,129	¥4,140	¥71,336
Accumulated impairment losses	—	—	(5,415)	—	—	—	(2,695)	(8,110)

	100	912	3,826	29,358	18,456	9,129	1,445	63,226
Goodwill acquired during the year	—	—	—	—	—	1,082	456	1,538
Impairment of goodwill	—	—	—	—	—	(22)	—	(22)
Translation adjustments and reclassification to other accounts	—	397	(549)	(841)	—	3,853	—	2,860

Balance at March 31, 2010
Goodwill	100	1,309	8,692	28,517	18,456	14,064	4,596	75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,266	¥2,941	¥26,868	¥18,456	¥13,170	¥1,900	¥64,701

The goodwill of ¥1,538 million which Kyocera acquired during the year ended March 31, 2010 was based on acquisitions of the common stocks of two distributors of information equipment in Korea, Kyocera Mita Korea Co., Ltd. and Kyocera Mita Korea Document Solution Co., Ltd., by Kyocera Mita included in the Information Equipment Group and based on the acquisition of the common stocks of Net It Works, Inc. by Kyocera Communication System Co., Ltd. included in Others segment.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves processes of two steps. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting units exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess.

Kyocera concluded that there was no goodwill impairment at any reporting unit as of January 1, 2011. However, the fair value of the Telecommunications Equipment Group reporting unit (which includes goodwill of ¥18,456 million in its carrying amount as of March 31, 2011) slightly exceeded its carrying amount by 0.2%. Accordingly, there is a significant future impairment risk to goodwill if the future net cash flows of the Telecommunications Equipment Group are adversely affected by future market conditions or increased negative operating results or changes to key assumptions including the discount rate applied.

The fair value calculated in the first step (“identification of potential impairment”) of the goodwill impairment test for the Telecommunications Equipment Group was determined by using a discounted cash flows model. The inputs to the model were subject to stress testing as well as the results of the model compared to external analyst reports. This model calculates the fair value by discounting projected future net cash flows to the present value. Key assumptions used in the discounted cash flows model are estimates of future net cash flows and the discount rate used. Future net cash flows are projected using the best information available. The discount rate applied was determined as the weighted-average cost of capital of 8.5% mainly based on cost of equity calculated by commonly used capital assets pricing model and current market conditions. Key future net cash flow assumptions also include the terminal value of the reporting unit, based on a growth rate of 0%, future estimated capital expenditures and changes in future working capital.